ISSUED CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2024
ISSUED CAPITAL AND RESERVES
ISSUED CAPITAL AND RESERVES	ISSUED CAPITAL AND RESERVES
The following table details the common shares of the Company as of December 31:

	2024	2023

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 83,706,608 (2023: 766,350) shares held by a subsidiary of the Company*	1,849,190,667	1,756,731,135

*Refer to Note 23 for further details.
The holders of common shares are, subject to our bye-laws and Bermuda law, generally entitled to enjoy all the rights attaching to common shares. All issued shares are fully paid-up.
On March 1, 2024, VEON announced the issuance of 92,459,532 ordinary shares, after approval from the Board, and as a result of the issuance, VEON now has 1,849,190,667 issued and outstanding ordinary shares. The shares were initially issued to VEON Holdings B.V., a wholly owned subsidiary of the Company (and in accordance with Bermuda law are considered fully issued and outstanding shares), and then subsequently allocated to satisfy awards under the Company's Incentive Plans as and when needed. The ordinary shares were issued at a price of USD0.001 per share, which is equal to the nominal value of VEON's ordinary shares.
During the year ended December 31, 2024, a total of 14,543,449 shares were issued including 14,293,449 shares held by VEON Holdings B.V. and 250,000 shares held by VEON Amsterdam B.V. Of the total shares issued, 12,476,495 were issued under the Company’s Incentive Plans and 2,066,954 were issued to Impact Investments, a related party. Refer to Note 23 for further details.
On December 9, 2024, VEON announced that its Board of Directors approved the commencement of the first phase of its share buyback program with respect to VEON Ltd.'s ADS, previously announced on August 1, 2024. This first phase of the buyback was in the amount of up to US$30 to be repurchased by VEON Holdings B.V. or VEON Amsterdam B.V. As of December 31, 2024, a total of 5,024,175 shares (equivalent to 200,967 ADS) were repurchased by VEON Holdings for US$8. Refer to Note 24 of these consolidated financial statements for further discussion of activity subsequent to December 31, 2024.
As of December 31, 2024, the Company’s largest shareholders and remaining free float are as follows whereby the common share to ADS ratio is 25:1:

Shareholder	Number of common shares	% of common and voting shares

L1T VIP Holdings S.à r.l. (“LetterOne”)	840,625,000	45.5%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,550	7.9%
Lingotto Investment Management LLP	143,510,950	7.8%
Shah Capital Management Inc.	123,597,250	6.7%
Free Float, including 83,706,608 shares held by a subsidiary of the Company	595,509,917	32.1%
Total outstanding common shares	1,849,190,667	100.0%

* LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts and, indirectly, of the 145,947,550 common shares represented by the depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne (“Conditions of Administration”) in connection with the transfer of 145,947,550 common shares from LetterOne to Stichting on March 29, 2016, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion, in accordance with the Conditions of Administration and Stichting’s articles of association.
Nature and purpose of reserves
Other capital reserves are mainly used to recognize the results of transactions that do not result in a change of control with non-controlling interest (see Note 15). The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements of foreign subsidiaries, net of any related hedging activities (see Note 17).